Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [line items]
Interests paid on lease liabilities		€ (120)	€ (131)	€ (104)
Interests paid on financed asset liabilities		(1)	(1)	(1)
Purchase of financed assets		40	241	144
Purchases of property, plant and equipment and intangible assets	[1]	8,749	8,546	8,422
Proceeds from sale and lease-back transactions		10	227	381
Net repayments of debt securities of Orange Bank				€ 277
Reimbursements		663
Orange Concessions
Statement of cash flows [line items]
Reimbursements		620
HIN Consortium [Member]
Statement of cash flows [line items]
Reimbursements		€ 43
Digicel, anti-competitive practices action [member]
Statement of cash flows [line items]
Litigations, cash inflows from reimbursements			€ 97

[1]	Acquisitions of financed assets for 40 million euros in 2021, 241 million euros in 2020 and 144 million euros in 2019 have no effect to the net cash used in investing activities.